Risk Management (Details) - Schedule of use of VaR $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
MCh$
Maximum Value-at-Risk	$ 3,697
Minimum Value-at-Risk	215
Average Value-at-Risk	$ 1,319